Annual Total Returns [BarChart] - QS Variable Growth - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.31%)
Annual Return 2012	15.89%
Annual Return 2013	26.50%
Annual Return 2014	4.69%
Annual Return 2015	(2.23%)
Annual Return 2016	8.50%
Annual Return 2017	19.33%
Annual Return 2018	(8.05%)
Annual Return 2019	22.58%
Annual Return 2020	11.24%